FINANCIAL INSTRUMENTS (Details) $ in Millions	Jan. 01, 2022 USD ($)
Commodity contracts
Financial Instruments
Notional amount	$ 3.5
Foreign exchange contracts
Financial Instruments
Notional amount	$ 1,670.0